Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of amortization of intangible assets attributable to future periods [Abstract]
2021	$ 63,964	$ 103,889
2022	16,465	18,018
2023		7,507
Total	$ 80,429	$ 129,414